RECEIVABLES	12 Months Ended
Dec. 31, 2022
Schedule Of Amounts Receivable
RECEIVABLES	5. RECEIVABLES
	December 31, 2022	December 31, 2021
Trade accounts receivable	$1,343,795	$951,314
Corporate taxes receivable	-	182,820
Taxes receivable	745,170	272,993
	$2,088,965	$1,407,127